Bank borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Summary of bank borrowings

	As of December 31,
	2020	2021
1-year revolving loans denominated in RMB at interest rates of 5.22% (2020: 4.50% to 5.22%) per annum	5,584	31,912
Half-year revolving loan denominated in RMB at interest rates ranging from 3.00% to 6.25% (2020: 3.45% to 6.35%) per annum	35,104	26,691
Revolving service trade loan denominated in HK$ at interest rates ranging from 4.35% to 4.43% (2020: 4.03% to 4.43%) per annum	3,999	84
Rollover period revolving loan denominated in US$ at an interest rate 4.59% per annum	1,000	-
3-month revolving loan denominated in RMB at an interest rate of 3.00% (2020: 3.25%) per annum	10,353	9,917
1-year term loans denominated in RMB at interest rates ranging from 3.85% to 4.50% per annum	-	6,926
	56,040	75,530